Borrowings - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 24, 2026	Mar. 12, 2026	Nov. 13, 2024	Nov. 12, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Debt repayment	$ 28,000	$ 27,000
Borrowings	0	2,687					$ 30,000
Borrowing facilities, unused capacity	50,000	47,000
Interest expense on borrowings	500	2,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	0	$ 3,000
Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity	$ 50,000
Consolidated interest coverage ratio	300.00%
Consolidated covenant net leverage ratio	350.00%
Borrowing facilities, maximum borrowing capacity exercise feature						$ 10,000
Borrowing facilities, accordion feature, higher borrowing capacity					$ 50,000	$ 40,000
Credit Facility | Debt Amendment Transaction
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity			$ 150,000	$ 150,000
Borrowing facilities, accordion feature, higher borrowing capacity			200,000
Borrowing facilities, accordion feature, increase limit			$ 50,000	$ 50,000
Credit Facility | Minimum
Disclosure of detailed information about borrowings [line items]
Annual interest rate, percentage	2.50%
Borrowings capacity unused percentage	0.56%
Credit Facility | Maximum
Disclosure of detailed information about borrowings [line items]
Annual interest rate, percentage	3.75%
Borrowings capacity unused percentage	0.84%
Franco-Nevada Credit Facility
Disclosure of detailed information about borrowings [line items]
Debt repayment	$ 25,000
Gain (loss) on early debt repayment	$ (300)